FINANCIAL REPORTING BY SEGMENT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CLP ($) segment	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)
Operating segment
Number of operating segments | segment	4
Revenues from ordinary activities	$ 3,224,233,005	$ 2,618,437,052	$ 2,656,878,395
Cost of sales	(1,945,363,408)	(1,601,997,255)	(1,628,701,823)
Distribution expenses	(289,987,008)	(227,807,179)	(253,514,676)
Administrative expenses	(561,801,213)	(431,295,515)	(429,517,716)
Financial income	28,959,918	31,396,167	39,722,410
Financial expenses	(70,413,883)	(65,288,352)	(59,547,953)
Share of entity in income of associates accounted for using the equity method, total	997,644	2,716,169	1,409,069
Income tax expense	(133,392,646)	(85,994,307)	(104,344,638)
Oher income (expenses)	(18,588,284)	(65,655,293)	(93,924,081)
Net Income	234,644,125	174,511,487	128,458,987
Depreciation and amortization	151,110,933	112,771,324	119,365,431
Current assets	1,013,195,740	981,771,027	1,161,729,392
Non-current assets	2,277,908,533	1,939,749,862	1,848,971,215
Segment assets, total	3,291,104,273	2,921,520,889	3,010,700,607
Carrying amount in associates accounted for using the equity method, total	85,192,710	91,799,267	92,344,598
Segment disbursements of non-monetary assets	291,541,611	192,707,498	186,702,179
Current liabilities	906,143,994	692,871,296	949,245,134
Non-current liabilities	1,370,563,259	1,307,664,179	1,178,052,821
Segment liabilities, total	2,276,707,253	2,000,535,475	2,127,297,955
Cash flows (used in) provided by in Operating Activities	357,241,911	366,830,236	397,452,424
Cash flows (used in) provided by Investing Activities	(289,852,631)	(158,288,878)	(85,168,471)
Cash flows (used in) provided by Financing Activities	(119,758,176)	(187,126,798)	(286,963,382)
Geography Eliminations
Operating segment
Revenues from ordinary activities	(10,975,181)	(3,098,177)	(4,690,725)
Cost of sales	11,305,181	3,428,177	4,690,725
Net Income	330,000	330,000
Depreciation and amortization	(330,000)	(330,000)
Chile operation | Operating segments
Operating segment
Revenues from ordinary activities	1,245,017,869	1,191,974,011	1,123,665,196
Cost of sales	(824,059,469)	(785,163,742)	(743,226,587)
Distribution expenses	(101,148,705)	(98,940,612)	(94,155,809)
Administrative expenses	(200,770,283)	(185,062,364)	(165,139,607)
Financial income	10,879,956	12,892,543	18,783,930
Financial expenses	(32,598,203)	(31,413,255)	(28,065,600)
Share of entity in income of associates accounted for using the equity method, total	(2,298,261)	320,225	1,743,656
Income tax expense	(42,534,666)	(27,867,269)	(38,497,541)
Oher income (expenses)	(26,486,958)	(40,422,909)	(83,536,145)
Net Income	26,001,280	36,316,628	(8,428,507)
Depreciation and amortization	51,077,980	44,930,478	40,714,017
Current assets	528,419,153	537,875,316	564,695,230
Non-current assets	867,381,313	818,222,777	762,292,569
Segment assets, total	1,395,800,466	1,356,098,093	1,326,987,799
Carrying amount in associates accounted for using the equity method, total	46,683,997	49,790,788	53,869,983
Segment disbursements of non-monetary assets	105,146,894	98,330,718	85,998,605
Current liabilities	426,497,211	256,032,001	629,575,497
Non-current liabilities	923,267,523	965,276,582	600,735,999
Segment liabilities, total	1,349,764,734	1,221,308,583	1,230,311,496
Cash flows (used in) provided by in Operating Activities	237,563,057	196,897,114	255,357,664
Cash flows (used in) provided by Investing Activities	(163,677,289)	(224,464,143)	15,619,565
Cash flows (used in) provided by Financing Activities	(77,241,755)	19,739,413	(283,394,600)
Argentina operation | Operating segments
Operating segment
Revenues from ordinary activities	798,447,268	460,337,955	688,704,911
Cost of sales	(428,873,483)	(234,814,106)	(367,879,756)
Distribution expenses	(106,646,693)	(60,925,828)	(98,238,512)
Administrative expenses	(180,872,313)	(98,996,057)	(133,696,312)
Financial income	(2,505,917)	8,497,135	9,853,565
Financial expenses	(11,204,328)	(6,174,445)	(1,628,221)
Income tax expense	(35,815,666)	(25,000,923)	(38,651,371)
Oher income (expenses)	7,091,473	(20,238,217)	(20,652,710)
Net Income	39,620,341	22,685,514	37,811,594
Depreciation and amortization	47,953,737	23,055,893	33,442,921
Current assets	174,373,750	86,006,922	141,715,280
Non-current assets	387,082,375	192,749,170	251,248,261
Segment assets, total	561,456,125	278,756,092	392,963,541
Segment disbursements of non-monetary assets	76,780,061	24,421,786	40,479,269
Current liabilities	186,311,088	107,654,447	138,572,190
Non-current liabilities	49,094,282	23,188,614	24,584,021
Segment liabilities, total	235,405,370	130,843,061	163,156,211
Cash flows (used in) provided by in Operating Activities	33,918,565	32,330,115	59,379,474
Cash flows (used in) provided by Investing Activities	(75,645,230)	(24,421,513)	(40,479,269)
Cash flows (used in) provided by Financing Activities	32,332,916	3,911,735	(41,768)
Brazil operation | Operating segments
Operating segment
Revenues from ordinary activities	909,678,045	745,382,614	636,859,882
Cost of sales	(542,292,798)	(460,648,667)	(403,695,516)
Distribution expenses	(66,879,135)	(55,074,448)	(48,572,718)
Administrative expenses	(141,148,019)	(116,836,812)	(100,060,355)
Financial income	19,571,322	9,251,681	10,307,344
Financial expenses	(26,611,352)	(27,700,652)	(29,854,132)
Share of entity in income of associates accounted for using the equity method, total	3,295,905	2,395,944	(334,587)
Income tax expense	(48,040,456)	(27,122,886)	(21,342,331)
Oher income (expenses)	1,526,372	(1,651,128)	10,213,711
Net Income	109,099,884	67,995,646	53,521,298
Depreciation and amortization	36,388,203	31,384,619	31,888,435
Current assets	224,628,287	276,111,516	383,021,238
Non-current assets	728,698,570	651,665,020	566,116,288
Segment assets, total	953,326,857	927,776,536	949,137,526
Carrying amount in associates accounted for using the equity method, total	38,508,713	42,008,479	38,474,615
Segment disbursements of non-monetary assets	93,640,763	50,018,391	42,173,211
Current liabilities	240,103,614	284,887,152	140,642,493
Non-current liabilities	378,537,102	300,646,803	536,281,288
Segment liabilities, total	618,640,716	585,533,955	676,923,781
Cash flows (used in) provided by in Operating Activities	70,270,360	118,389,616	58,391,224
Cash flows (used in) provided by Investing Activities	(34,556,219)	110,533,381	(42,173,211)
Cash flows (used in) provided by Financing Activities	(73,477,219)	(209,887,714)	(3,064,412)
Paraguay operation | Operating segments
Operating segment
Revenues from ordinary activities	282,065,004	223,840,649	212,339,131
Cost of sales	(161,442,839)	(124,798,917)	(118,590,689)
Distribution expenses	(15,312,475)	(12,866,291)	(12,547,637)
Administrative expenses	(39,010,598)	(30,400,282)	(30,621,442)
Financial income	1,014,557	754,808	777,571
Income tax expense	(7,001,858)	(6,003,229)	(5,853,395)
Oher income (expenses)	(719,171)	(3,343,039)	51,063
Net Income	59,592,620	47,183,699	45,554,602
Depreciation and amortization	16,021,013	13,730,334	13,320,058
Current assets	85,774,550	81,777,273	72,297,644
Non-current assets	294,746,275	277,112,895	269,314,097
Segment assets, total	380,520,825	358,890,168	341,611,741
Segment disbursements of non-monetary assets	15,973,893	19,936,603	18,051,094
Current liabilities	53,232,081	44,297,696	40,454,954
Non-current liabilities	19,664,352	18,552,180	16,451,513
Segment liabilities, total	72,896,433	62,849,876	56,906,467
Cash flows (used in) provided by in Operating Activities	15,489,929	19,213,391	24,324,062
Cash flows (used in) provided by Investing Activities	(15,973,893)	(19,936,603)	(18,135,556)
Cash flows (used in) provided by Financing Activities	$ (1,372,118)	$ (890,232)	$ (462,602)